Fair Value (Unobservable Input Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Securitization Entities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	$ (13)	$ (28)
Total realized/unrealized gains (losses) included in net income (loss)	0	(1)	$ (2)
Total realized/unrealized gains (losses) included in AOCI	0	0	0
Purchases	0	0
Sales	0	0
Issuances	0	0
Settlements	2	16
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance at December 31,	(11)	(13)	(28)
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	(1)	0
Residential Mortgage Loans - FVO
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	308	338
Total realized/unrealized gains (losses) included in net income (loss)	20	20	1
Total realized/unrealized gains (losses) included in AOCI	0	0	0
Purchases	136	124
Sales	(121)	(120)
Issuances	0	0
Settlements	(29)	(54)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance at December 31,	314	308	338
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	20	20	1
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	20	20	1
Net Derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	(234)	(67)	(508)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at January 1,	(300)	(286)
Total realized/unrealized gains (losses) included in net income (loss)	(223)	(83)	(537)
Total realized/unrealized gains (losses) included in AOCI	0	101	(103)
Purchases	24	7
Sales	0	0
Issuances	0	(4)
Settlements	88	(35)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance at December 31,	(411)	(300)	(286)
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	(234)	(67)	(508)
Net Embedded Derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	(176)	(173)	4,887
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at January 1,	430	1,258
Total realized/unrealized gains (losses) included in net income (loss)	(159)	(173)	4,902
Total realized/unrealized gains (losses) included in AOCI	2	191	300
Purchases	0	0
Sales	0	0
Issuances	0	0
Settlements	(817)	(846)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance at December 31,	(544)	430	1,258
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	(176)	(173)	4,887
Corporate fixed maturity securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	13,432	13,852
Total realized/unrealized gains (losses) included in net income (loss)	69	13	(45)
Total realized/unrealized gains (losses) included in AOCI	(761)	353	(169)
Purchases	2,556	2,928
Sales	(1,425)	(1,808)
Issuances	0	0
Settlements	0	0
Transfers into Level 3	918	526
Transfers out of Level 3	(1,993)	(2,432)
Balance at December 31,	12,796	13,432	13,852
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	24	13	(26)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	24	13	(26)
U.S. Treasury and agency
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	0	62
Total realized/unrealized gains (losses) included in net income (loss)	0	0	0
Total realized/unrealized gains (losses) included in AOCI	0	0	(3)
Purchases	0	0
Sales	0	0
Issuances	0	0
Settlements	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	(62)
Balance at December 31,	0	0	62
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
Foreign government
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	1,311	2,235
Total realized/unrealized gains (losses) included in net income (loss)	13	61	17
Total realized/unrealized gains (losses) included in AOCI	(25)	(110)	(84)
Purchases	212	363
Sales	(45)	(273)
Issuances	0	0
Settlements	0	0
Transfers into Level 3	7	253
Transfers out of Level 3	(617)	(1,218)
Balance at December 31,	856	1,311	2,235
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	12	12	9
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	12	12	9
Structured
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	7,392	8,139
Total realized/unrealized gains (losses) included in net income (loss)	124	14	32
Total realized/unrealized gains (losses) included in AOCI	(91)	69	40
Purchases	3,167	3,704
Sales	(1,585)	(2,016)
Issuances	0	0
Settlements	0	0
Transfers into Level 3	66	149
Transfers out of Level 3	(1,957)	(2,667)
Balance at December 31,	7,116	7,392	8,139
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	125	39	25
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	125	39	25
State and political subdivision
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	0	10
Total realized/unrealized gains (losses) included in net income (loss)	0	0	0
Total realized/unrealized gains (losses) included in AOCI	0	0	(1)
Purchases	46	0
Sales	0	0
Issuances	0	0
Settlements	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	(10)
Balance at December 31,	46	0	10
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	345	572
Total realized/unrealized gains (losses) included in net income (loss)	22	17	(6)
Total realized/unrealized gains (losses) included in AOCI	(64)	(80)	100
Purchases	128	30
Sales	(96)	(101)
Issuances	0	0
Settlements	0	0
Transfers into Level 3	107	7
Transfers out of Level 3	(10)	(100)
Balance at December 31,	432	345	572
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	(1)	(5)	(23)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	(1)	(5)	(23)
Short-term Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	336	254
Total realized/unrealized gains (losses) included in net income (loss)	1	1	(20)
Total realized/unrealized gains (losses) included in AOCI	(1)	0	17
Purchases	292	335
Sales	(27)	(236)
Issuances	0	0
Settlements	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	(310)	(18)
Balance at December 31,	291	336	254
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	1	2
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	1	2
Separate account assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	1,922	1,465
Total realized/unrealized gains (losses) included in net income (loss)	8	103	35
Total realized/unrealized gains (losses) included in AOCI	0	0	0
Purchases	572	657
Sales	(527)	(459)
Issuances	98	81
Settlements	(60)	(28)
Transfers into Level 3	1	147
Transfers out of Level 3	(310)	(44)
Balance at December 31,	1,704	1,922	1,465
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	0	0	0
FVO And Trading Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1,	567	644
Total realized/unrealized gains (losses) included in net income (loss)	(30)	8	4
Total realized/unrealized gains (losses) included in AOCI	0	0	0
Purchases	51	302
Sales	(127)	(484)
Issuances	0	0
Settlements	0	0
Transfers into Level 3	56	147
Transfers out of Level 3	(247)	(50)
Balance at December 31,	270	567	644
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	(27)	(7)	4
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Changes in unrealized gains (losses) included in net income (loss) for the instruments still held at end of period	$ (27)	$ (7)	$ 4